Statement of Cash Flows (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022
$15 strike warrants | Private Placement
Statement
Exercise price of warrants	$ 15		$ 15
$15 strike warrants | Private Placement | Warrants
Statement
Exercise price of warrants		$ 15
$11.50 strike warrants | Warrants
Statement
Exercise price of warrants	11.50
$11.50 strike warrants | Private Placement | Warrants
Statement
Exercise price of warrants	$ 11.50	$ 11.50